INCOME TAX - Effective tax rate (Details) - Novus Capital Corp [Member]	10 Months Ended
Dec. 31, 2020
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	4.30%
Business Combination expenses	(22.80%)
Valuation allowance	(2.60%)
Income tax provision	0.10%